Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

16. Stock-Based Compensation

Overview

The Company maintains the Nucor Corporation 2014 Omnibus Incentive Compensation Plan (the “Omnibus Plan”) under which the Company may award stock-based compensation to key employees, officers and non-employee directors. The Company’s stockholders approved the Omnibus Plan on May 8, 2014. The Omnibus Plan permits the award of stock options, restricted stock units, restricted shares and other stock-based awards for up to 13.0 million shares of the Company’s common stock. As of December 31, 2018, 5.9 million shares remained available for award under the Omnibus Plan.

The Company also maintains a number of inactive plans under which stock-based awards remain outstanding but no further awards may be made. As of December 31, 2018, 1.9 million shares were reserved for issuance upon the future settlement of outstanding awards under such inactive plans.

Stock Options

Stock options may be granted to Nucor’s key employees, officers and non-employee directors with exercise prices at 100% of the market value on the date of the grant. The stock options granted are generally exercisable at the end of three years and have a term of 10 years.

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

	2018		2017		2016
Year Ended December 31,	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	4,106	$47.96	3,591	$45.32	3,092	$43.51
Granted	265	$65.80	698	$59.07	899	$48.80
Exercised	(543)	$44.33	(183)	$38.56	(400)	$39.19
Canceled	—	—	—	—	—	—

Outstanding at end of year	3,828	$49.71	4,106	$47.96	3,591	$45.32

Options exercisable at end of year	2,112	$45.41	1,809	$43.39	1,557	$40.80

The total intrinsic value of stock options (the amount by which the stock price exceeded the exercise price of the stock option on the date of exercise) that were exercised during 2018 was $12.6 million ($4.5 million in 2017 and $6.8 million in 2016).

The following table summarizes information about stock options outstanding at December 31, 2018 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$35.00 - $45.00	967	3.7 years	$40.31	967	$40.31
45.01 - 55.00	1,897	6.7 years	$48.81	1,064	$48.81
55.01 - 65.00	698	8.4 years	$59.07	48	$59.07
65.01 - 75.00	266	9.4 years	$65.80	33	$65.80

$35.00 - $75.00	3,828	6.4 years	$49.71	2,112	$45.41

As of December 31, 2018, the total aggregate intrinsic value of stock options outstanding and stock options exercisable was $16.8 million and $14.3 million, respectively.

The grant date fair value of stock options granted was $15.07 per share in 2018 ($12.61 per share in 2017 and $9.12 per share in 2016). The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2018	2017	2016

Exercise price	$65.80	$59.07	$48.80
Expected dividend yield	2.31%	2.56%	3.07%
Expected stock price volatility	25.28%	26.53%	26.14%
Risk-free interest rate	2.85%	2.02%	1.67%
Expected life (in years)	6.5	6.5	6.5

Stock options granted to employees who are eligible for retirement on the date of grant are expensed immediately since these awards vest upon retirement from the Company. Retirement, for purposes of vesting in these stock options, means termination of employment after satisfying age and years of service requirements. Similarly, stock options granted to employees who will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible. Compensation expense for stock options granted to employees who will not become retirement-eligible prior to the end of the vesting term is recognized on a straight-line basis over the vesting period. Compensation expense for stock options was $4.6 million in 2018 ($8.2 million in 2017 and $7.8 million in 2016). As of December 31, 2018, unrecognized compensation expense related to stock options was $1.6 million, which is expected to be recognized over a weighted-average period of 1.7 years.

Restricted Stock Units

Nucor annually grants restricted stock units (“RSUs”) to key employees, officers and non-employee directors. The RSUs granted to key employees and officers vest and are converted to common stock in three equal installments on each of the first three anniversaries of the grant date provided that a portion of the RSUs awarded to officer prior to 2018 vest only upon the officer’s retirement. Retirement, for purposes of vesting in these RSUs only, means termination of employment with approval of the Compensation and Executive Development Committee of the Board of Directors after satisfying age and years of service requirements. RSUs granted to a non-employee director are fully vested on the grant date and are payable to the non-employee director in the form of common stock after the termination of the director’s service on the Board of Directors.

RSUs granted to employees who are eligible for retirement on the date of grant are expensed immediately, and RSUs granted to employees who will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible since these awards vest upon retirement from the Company. Compensation expense for RSUs granted to employees who will not become retirement-eligible prior to the end of the vesting term is recognized on a straight-line basis over the vesting period.

Cash dividend equivalents are paid to holders of RSUs each quarter. Dividend equivalents paid on RSUs expected to vest are recognized as a reduction in retained earnings.

The fair value of an RSU is determined based on the closing price of Nucor’s common stock on the date of the grant.

A summary of Nucor’s RSU activity is as follows (shares in thousands):

	2018		2017		2016
		Grant Date		Grant Date		Grant Date
Year Ended December 31,	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock units:
Unvested at beginning of year	1,071	$52.62	1,040	$48.47	1,031	$47.93
Granted	1,013	$65.80	721	$59.07	723	$48.80
Vested	(827)	$58.98	(677)	$53.17	(681)	$48.09
Canceled	(11)	$55.02	(13)	$50.21	(33)	$46.44

Unvested at end of year	1,246	$59.09	1,071	$52.62	1,040	$48.47

Compensation expense for RSUs was $54.3 million in 2018 ($38.0 million in 2017 and $33.9 million in 2016). The total fair value of shares vested during 2018 was $54.4 million ($39.9 million in 2017 and $33.4 million in 2016). As of December 31, 2018, unrecognized compensation expense related to unvested RSUs was $46.7 million, which is expected to be recognized over a weighted-average period of 1.7 years.

Restricted Stock Awards

Prior to their expiration effective December 31, 2017, the Nucor Corporation Senior Officers Long-Term Incentive Plan and the Nucor Corporation Senior Officers Annual Incentive Plan authorized the award of shares of common stock to officers subject to certain conditions and restrictions. Effective January 1, 2018, the Company adopted supplements to the Omnibus Plan with terms that permit the award of shares of common stock to officers subject to the conditions and restrictions described below, which are substantially similar to those of the expired Senior Officers Long-Term Incentive Plan and Senior Officers Annual Incentive Plan. The expired Senior Officers Long-Term Incentive Plan, together with the applicable supplement, is referred to below as the “LTIP,” and the expired Senior Officers Annual Incentive Plan, together with the applicable supplement, is referred to below as the “AIP.”

The LTIP provides for the award of shares of restricted common stock at the end of each LTIP performance measurement period at no cost to officers if certain financial performance goals are met during the period. One-thirdof the LTIP restricted stock award vests upon each of the first three anniversaries of the award date or, if earlier, upon the officer’s attainment of age 55 while employed by Nucor. Although participants are entitled to cash dividends and may vote such awarded shares, the sale or transfer of such shares is limited during the restricted period.

The AIP provides for the payment of annual cash incentive awards. An AIP participant may elect, however, to defer payment of up to one-half of an AIP award. In such event, the deferred AIP award is converted into common stock units and credited with a deferral incentive, in the form of additional common stock units, equal to 25% of the number of common stock units attributable to the deferred AIP award. Common stock units attributable to deferred AIP awards are fully vested. Common stock units credited as a deferral incentive vest upon the AIP participant’s attainment of age 55 while employed by Nucor. Vested common stock units are paid to AIP participants in the form of shares of common stock following their termination of employment with Nucor.

A summary of Nucor’s restricted stock activity under the AIP and the LTIP is as follows (shares in thousands):

	2018		2017		2016
		Grant Date		Grant Date		Grant Date
Year Ended December 31,	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock awards and units:
Unvested at beginning of year	91	$54.50	67	$45.77	63	$48.07
Granted	256	$67.68	172	$60.62	123	$44.03
Vested	(217)	$64.95	(148)	$51.72	(116)	$45.16
Canceled	—	—	—	—	(3)	$45.75

Unvested at end of year	130	$62.97	91	$54.50	67	$45.77

Compensation expense for common stock and common stock units awarded under the AIP and the LTIP is recorded over the performance measurement and vesting periods based on the anticipated number and market value of shares of common stock and common stock units to be awarded. Compensation expense for anticipated awards based upon Nucor’s financial performance, exclusive of amounts payable in cash, was $14.6 million in 2018 ($17.9 million in 2017 and $14.8 million in 2016). The total fair value of shares vested during 2018 was $14.7 million ($9.0 million in 2017 and $5.2 million in 2016). As of December 31, 2018, unrecognized compensation expense related to unvested restricted stock awards was $1.6 million, which is expected to be recognized over a weighted-average period of 1.7 years.